Retirement Plans and Postretirement Medical Benefits (Target Asset Allocation) (Details)	Dec. 31, 2013	Dec. 31, 2012
UK Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations	100.00%
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
UK Plan [Member] | UK Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations		32.00%
Defined Benefit Plan, Actual Plan Asset Allocations	30.00%	33.00%
UK Plan [Member] | Non UK Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations		31.00%
Defined Benefit Plan, Actual Plan Asset Allocations	35.00%	35.00%
UK Plan [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations		36.00%
Defined Benefit Plan, Actual Plan Asset Allocations	35.00%	31.00%
UK Plan [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations		1.00%
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%	1.00%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations	100.00%
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations		14.00%
Defined Benefit Plan, Actual Plan Asset Allocations	11.00%	16.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Non US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations		15.00%
Defined Benefit Plan, Actual Plan Asset Allocations	11.00%	14.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations		61.00%
Defined Benefit Plan, Actual Plan Asset Allocations	68.00%	60.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations		4.00%
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%	4.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Weighted Target Asset Allocations		6.00%
Defined Benefit Plan, Actual Plan Asset Allocations	8.00%	6.00%